Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 40,429,750	$ 89,002,243	$ 63,515,071
Trucking services [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	30,233,927	68,400,751	36,461,922
Car owner services [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	10,069,714	19,447,401	27,053,149
Liquor distribution [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 126,109	$ 1,154,091